CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Capital Lease Obligations
Note 8.   CAPITAL LEASE OBLIGATIONS
On October 1, 2014, the Company entered into a capital lease obligation in connection with the acquisition of equipment for its retail locations in the principal amount of  $179,359. Annual interest on the capital lease obligation is 15.8% and borrowings are to be repaid over 36 months maturing on October 17, 2017. During the year ended December 31, 2014, the Company incurred interest expense associated with the capital lease obligation of  $4,679. Depreciation expense incurred during the year ended December 31, 2014 for equipment held under capital lease obligations was $9,964. The net book value of equipment held under capital lease obligations at December 31, 2014 is $169,395.

Future minimum lease payments under non-cancelable capital leases that have initial or remaining terms in excess of one year at December 31, 2014 are due as follows:
Capital Lease
2015	$75,485
2016	75,485
2017	62,904
Total	213,874
Amounts representing interest payments	(42,416)
Present value of future minimum payments	171,458
Current portion of capital lease obligations	(52,015)
Capital lease obligations, long term	$119,443